Information on Regulatory Capital and Capital Adequacy Ratios	12 Months Ended
Dec. 31, 2024
Information on Regulatory Capital and Capital Adequacy Ratios Disclosure [Abstract]
Information on Regulatory Capital and Capital Adequacy Ratios
45.	Information on Regulatory Capital and Capital Adequacy Ratios:

Requirements and Capital Management:

The main objectives of the Bank’s capital management are to ensure the adequacy and quality of its capital, at a consolidated level, based on the adequate management of the risks it faces in its operations, establishing sufficient capital levels, through the definition of internal objectives, that supports both the business strategy in both normal and stress scenarios in the short and medium term, thus ensuring compliance with regulatory requirements, coverage of its material risks, a solid credit classification and the generation of adequate capital clearances. During 2024, the Bank has met the required capital requirements and its internal sufficiency objectives.

As part of its Capital Management Policy, the Bank has established capital sufficiency alerts and limits approved by the Board of Directors, which are monitored by the governance structures that the Bank has established for these purposes, including the Capital Management Committee. During 2024, none of the internal alerts defined by the Bank were activated as part of the Capital Risk Appetite Framework. In this sense, the Bank manages capital based on its strategic objectives, its risk profile and its ability to generate cash flows, as well as the economic and business context in which it operates. If it requires strengthening its capital structure, the Bank may, among other options, propose to its shareholders meeting modifications to the dividend payment ratio, as well as issue basic capital, additional tier 1 capital or tier 2 capital instruments.

Capital Requirements

In accordance with the General Banking Law, the effective equity of a bank may not be less than 8% of its risk-weighted assets (RWA), net of required provisions. Additionally, it establishes that the Basic Capital may not be less than 4.5% of its APR or 3% of its total assets, net of required provisions. Regarding Tier 1 capital, corresponding to the sum of Basic Capital and Additional Tier 1 Capital, the latter in the form of bonds with no maturity date and preferred shares, it is established that it may not be less than 6% of their RWAs, net of required provisions. Likewise, banking entities must comply, as established by current regulations or regulators, with buffers and capital charges, such as the conservation buffer, the countercyclical buffer and capital charges by the systemically important buffer and/or Pillar 2.

Adoption of the Basel III standard

In 2019, the CMF began the regulatory process for the implementation of Basel III standards in Chile, as established in Law No. 21,130 that modernizes banking legislation. During the years 2020 and 2021, the CMF promulgated the different regulations for the adoption of the Basel III standard for local banking, which are applicable as of December 1, 2021. The regulation includes the standard methodologies to determine, among others, Credit, Operational and Market Risk-Weighted Assets, regulatory capital, leverage ratio and systemically important banks. Additionally, the regulations describe requirements and conditions applicable to: (i) the application of internal models for the calculation of certain risk-weighted assets, (ii) the issuance of additional tier 1 and tier 2 capital hybrid instruments, (iii) market disclosure requirements (Pillar 3), (iv) the principles for determining capital buffers (countercyclical and conservation), (v) additional requirements to which banks defined as systemically important and (vi) the criteria by which banks can be defined as atypical and subject to more exhaustive supervision, as well as additional capital requirements (Pillar 2) among others.

On May, 2023, the Central Bank reported that its board agreed to activate the counter-cyclical core capital requirement for banks, at a local banking industry level, equivalent to 0.5% of the risk-weighted assets of banking institutions, required starting from the month of May 2024. In the monetary policy meeting of November 2024, the central bank agreed to maintain the same level of 0.5% requirement.

On January 16, 2024, the Financial Market Commission (CMF) reported that, as a result of the supervision process, it resolved to apply additional capital requirements of Pillar 2 of 0.5% for Banco de Chile within an implementation period of four years. This requirement must be constituted in a ratio of 25% no later than June 30, 2024. Likewise, this requirement must be recognized at least 56.3% with basic capital in proportion to the minimum legal requirements. On January 17, 2025 the CMF communicated the resolution adopted by its board regarding the charge for Pillar 2, maintaining the current requirement for Banco de Chile on that date, equivalent to 0.13%, which must be constituted 100% as of 30 June 2025.

On April 1, 2024, the CMF reported the result of the annual review of the banks’ systemic importance rating, maintaining an additional basic capital charge of 1.25% of the APR for Banco de Chile, payable in accordance to the gradualness defined by the regulations, so the capital charge required as of December 2024 is equivalent to 75% of said percentage. As of the date of these financial statements CMF has not reported additional requirements or any changes linked to Banco de Chile’s status as a systemic bank.

It should be noted that the Basel III banking solvency standards still consider a series of transitory regulations. These measures include: i) the gradual adoption of requirements for systemic banks, ii) the gradual application of adjustments to regulatory capital, iii) gradualness to continue recognizing subordinated bonds issued by banking subsidiaries as effective equity, among other matters. It is important to mention that on December 1, 2024 the gradual adaption of the conservation buffer, reaching 2.5% of risk-weighted assets, which is fully constituted by Banco de Chile.

Information on regulatory capital and capital adequacy indicators is presented below:

	Total assets, risk-weighted assets and components of the effective equity according to Basel III		Local and Overall consolidated December 2024	Local and Overall consolidated December 2023
Item No.	Item description	Note	MCh$	MCh$
1	Total assets according to the statement of financial position		52,095,441	55,792,552
2	Non-consolidated investment in subsidiaries	a	—	—
3	Assets discounted from regulatory capital, other than item 2	b	2,544,175	2,253,206
4	Derivative credit equivalents	c	1,056,941	886,789
5	Contingent loans	d	3,104,187	2,827,120
6	Assets generated by the intermediation of financial instruments	e	—	—
7	= (1-2-3+4+5-6) Total assets for regulatory purposes		53,712,394	57,253,255
8.a	Credit risk weighted assets, estimated according to the standard methodology (CRWA)	f	32,704,910	31,887,173
8.b	Credit risk weighted assets, estimated according to internal methodologies (CRWA)	f	—	—
9	Market risk weighted assets (MRWA)	h	1,309,590	1,693,317
10	Operational risk weighted assets (ORWA)	g	4,339,979	4,110,324
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)		38,354,479	37,690,814
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after application of the output floor (RWA)		38,354,479	37,690,814
12	Owner’s equity		5,622,999	5,237,283
13	Non-controlling interest	i	2	2
14	Goodwill	j	—	—
15	Excess minority investments	k	—	—
16	= (12+13-14-15) Core Tier 1 Capital (CET1)		5,623,001	5,237,285
17	Additional deductions to core tier 1 capital, other than item 2	l	111,087	60,992
18	= (16-17-2) Core Tier 1 Capital (CET1)		5,511,914	5,176,293
19	Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)	m	—	—
20	Subordinated bonds imputed as additional tier 1 capital (AT1)	m	—	—
21	Preferred shares allocated to additional tier 1 capital (AT1)		—	—
22	Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)		—	—
23	Discounts applied to AT1	l	—	—
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)		—	—
25	= (18+24) Tier 1 Capital		5,511,914	5,176,293
26	Voluntary provisions (additional) imputed as Tier 2 capital (T2)	n	408,811	398,590
27	Subordinated bonds imputed as Tier 2 capital (T2)	n	1,034,567	1,003,701
28	= (26+27) Equivalent tier 2 capital (T2)		1,443,378	1,402,291
29	Discounts applied to T2		—	—
30	= (28-29) Tier 2 capital (T2)		1,443,378	1,402,291
31	= (25+30) Effective equity		6,955,292	6,578,584
32	Additional basic capital required for the constitution of the conservation buffer	o	958,862	706,706
33	Additional basic capital required to set up the countercyclical buffer	p	191,772	—
34	Additional basic capital required for banks qualified as systemic	q	359,573	235,569
35	Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	r	47,943	—

a)	Corresponds the value of the investment in subsidiaries that are not consolidated. Applies only in the local consolidation when the bank has foreign subsidiaries, subtracting totally its value in assets and CET1.
b)	Corresponds the value of the asset items that are subtracted from the regulatory capital, in accordance with the paragraph(a) of title N°3 of chapter 21-30 of the RAN.

c)	Corresponds the credit equivalents of the derivative instruments, in accordance with the paragraph (b) of title N°3 of chapter 21-30 of the RAN.
d)	Corresponds the contingent exposure according to the paragraph c) of the title N°3 of chapter 21-30 of the RAN.
e)	Corresponds the intermediation of financial instrument assets in the name of the bank on behalf of third parties that are consolidated as established in the paragraph d) of the title N°3 of chapter 21-30 of the RAN.
f)	Corresponds the estimated credit risk weighted assets according to the chapter 21-6 of RAN. If the bank does not have the authorization to apply internal methodologies, needs to inform the field 8.b as zero.
g)	Corresponds the estimated market risk weighted assets according to the chapter 21-7 of the RAN.
h)	Corresponds the estimated operational risk weighted assets according to the chapter 21-8 of the RAN.
i)	Corresponds to the non-controlling interest, depending on the level of consolidation, up to 20% of the owners’ assets.
j)	Assets that correspond to goodwill.
k)	Corresponds to the balances of investment assets in non-business support companies that do not participate in the consolidation, above 5% of the owners’ equity.
l)	In the case of CET1 and T2, banks must estimate the equivalent value for each tier of capital, as well as that obtained by fully applying Chapter 21-1 of the RAN. Then, the difference between the equivalent value and the fully applied value must be weighted by the discount factor in force on the reporting date according to the transitional provisions of Chapter 21-1 of the RAN, and reported in this row. In the case of the AT1, the discounts apply directly if they exist
m)	Provisions and subordinated bonds allocated to additional capital tier 1 (AT1), as established in Chapter 21-2 of the RAN.
n)	Provisions and subordinated bonds attributed to the equivalent definition of tier 2 capital (T2), as established in Chapter 21-1 of the RAN.
o)	Corresponds to the additional basic capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21-12 of the RAN.
p)	Corresponds to the additional basic capital (CET1) for the constitution of the counter-cyclical buffer, as established in Chapter 21-12 of the RAN.
q)	Corresponds to the additional basic capital (CET1) for banks qualified as systemic, as established in Chapter 21-11 of the RAN.
r)	Corresponds to the additional capital for the evaluation of the sufficiency of the effective equity (Pillar 2) of the bank, as established in Chapter 21-13 of the RAN.
			Local and Overall consolidated	Local and Overall consolidated
No. Item	Capital Adequacy Ratios and Regulatory Compliance according to Basel III	Note	December 2024%	December 2023%
1	Leverage Ratio (T1 I18/T1 I7)		10.26%	9.04%
1.a	Leverage Ratio that the bank must meet, considering the minimum requirements	a	3%	3%
2	CET 1 Capital Ratio (T1 I18/T1 I11.b)		14.37%	13.73%
2.a	CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	a	5.51%	5.13%
2.b	Capital buffer shortfall	b	—	—
3	Tier 1 Capital Ratio (T1 I25/T1 I11.b)		14.37%	13.73%
3.a	Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	a	7.03%	6.63%
4	Regulatory Capital Ratio (T1 I31/T1 I11.b)		18.13%	17.45%
4.a	Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	a	9.06%	8.63%
4.b	Total or Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	c	N/A	N/A
4.c	Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	b	12.06%	10.50%
5	Credit rating	d	A	A
	Regulatory compliance for Capital Adequacy
6	Additional provisions computed in Tier 2 capital (T2) in relation to CRWA (T1 I26/T1 I8.a)	e	1.25%	1.25%
7	Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	f	18.40%	19.16%
8	Additional Tier 1 Capital (AT1) in relation to CET 1 Capital (T1 I24/T1 I18)	g	—	—
9	Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs ((T1 I19+T1 I20)/T1 I11.b)	h	N/A	N/A

(*)	T1 Ix: corresponds to item x of the previous table.
a)	In the case of the leverage indicator, the requirement is 3% without prejudice to the additional requirements for systemic banks that could be set according to the provisions of Chapter 21-30 of the RAN. In the case of core capital, the bank considers a charge of 4.5% of risk-weighted assets (RWA) plus the systemic charge and Pillar 2 requirements. In Tier 1 capital, a value of 6% plus the systemic bank charge and Pillar 2 charge is considered the minimum requirement.

For effective equity, 8% of the RWA is considered, adding to this value the additional charges for systemic bank and Pillar 2. The systemic bank and Pillar 2 requirements for Banco de Chile are equivalent to 1.25% and 0.5%, respectively (1.25% and 0% as of December 31, 2023). The transitional provisions require 75% of the capital charge per systemic bank as of December 31, 2024 (50% as of December 31, 2023) and 25% of the charge for Pillar 2, which is covered by 56. 3% with basic capital (there is no requirement for Pillar 2 as of December 31, 2023).

b)	The capital buffer deficit must be estimated according to the provisions of Chapter 21-12 of the RAN. This value defines the restriction on the distribution of dividends, as provided in the Chapter mentioned above. In the case of effective equity, the requirement of 100% of the conservation buffer of 2.5% (75% as of December 31, 2023) and a counter-cyclical capital charge are added to the value reported in note 4.a). of 0.5% as of December 31, 2024 (0% as of December 31, 2023).
c)	It corresponds to the effective equity requirement in force by article 35 bis of the General Banking Law.
d)	It corresponds to the solvency classification as established in article 61 of the general banking law.
e)	Limit is equivalent to 1.25% when using standard methodology for determining CRWAs.
f)	Limit is equivalent to 50% of the basic capital, considering the discounts applied to these instruments according to Chapter 21-1 of the RAN.
g)	Additional Tier 1 capital cannot exceed 1/3 of core capital.
h)	Additional provisions and subordinated bonds could be temporarily allocated until November 2023 to AT 1 for up to 1% of the RWA as of December 1, 2021. This value decreased annually by 0.5% in accordance with the transitional provisions of Chapter 21-2 of the RAN.